Loans - Schedule of Carrying Amount of Acquired Covered Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired Impaired Loans	$ 37,532	$ 66,077
Acquired Performing Loans	407,012	653,716
Balance at end of period	444,544	719,793
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired Impaired Loans	1,253	14,904
Acquired Performing Loans	219,133	409,453
Balance at end of period	220,386	424,357
Commercial Loans [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired Impaired Loans	1,253	14,904
Acquired Performing Loans	187,873	372,428
Balance at end of period	189,126	387,332
Commercial Loans [Member] | Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired Performing Loans	31,260	37,025
Balance at end of period	31,260	37,025
Residential Mortgage Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired Impaired Loans	22,918	28,223
Acquired Performing Loans	105,106	125,802
Balance at end of period	128,024	154,025
Residential Mortgage Loans [Member] | Residential 1-4 Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired Impaired Loans	22,918	28,223
Acquired Performing Loans	105,106	125,802
Balance at end of period	128,024	154,025
Consumer and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired Impaired Loans	13,361	22,950
Acquired Performing Loans	82,773	118,461
Balance at end of period	96,134	141,411
Consumer and Other Loans [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired Impaired Loans	12,872	21,768
Acquired Performing Loans	79,558	115,354
Balance at end of period	92,430	137,122
Consumer and Other Loans [Member] | Consumer - Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired Impaired Loans	489	1,182
Acquired Performing Loans	3,215	3,107
Balance at end of period	$ 3,704	$ 4,289